Secured Loans and Credit Facilities - Disclosed in the Consolidated Balance Sheets (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 14,427,250	$ 32,189,000
Long-term debt	181,114,926	169,096,000
Total	$ 195,542,176	$ 201,285,000